EARNINGS PER SHARE - Basic and Diluted Net Income per Common Stock (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Class A Shares
Numerator
Net income, basic	$ 123		$ 224
Net income, diluted	$ 123		$ 224
Denominator
Weighted average of common stock outstanding - basic (in shares)	409.1	392.1	399.3	393.5
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	7.6		8.1
Weighted average of common stock outstanding - diluted (in shares)	416.7	396.3	407.4	399.6
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.30	$ 0.28	$ 0.56	$ 0.59
Earnings per share - diluted (in dollars per share)	$ 0.30	$ 0.28	$ 0.55	$ 0.59
Class B Shares
Numerator
Net income, basic	$ 0		$ 0
Net income, diluted	$ 0		$ 0
Denominator
Weighted average of common stock outstanding - basic (in shares)	0.0		0.0
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	0.0		0.0
Weighted average of common stock outstanding - diluted (in shares)	0.0		0.0
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.29		$ 0.55
Earnings per share - diluted (in dollars per share)	$ 0.29		$ 0.55